Summarized Information Relating to Options Outstanding (Detail) (2005 Stock Incentive Plan [Member])									12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2012 SARS [Member] USD ($)	Dec. 31, 2012 SARS [Member] ZAR	Dec. 31, 2011 SARS [Member] USD ($)	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2013 SARS [Member]	Dec. 31, 2010 SARS [Member]	Dec. 31, 2012 SARS [Member] Range One [Member] USD ($)	Dec. 31, 2012 SARS [Member] Range One [Member] ZAR	Dec. 31, 2011 SARS [Member] Range One [Member] USD ($)	Dec. 31, 2011 SARS [Member] Range One [Member] ZAR	Dec. 31, 2012 SARS [Member] Range Two [Member] USD ($)	Dec. 31, 2012 SARS [Member] Range Two [Member] ZAR	Dec. 31, 2011 SARS [Member] Range Two [Member] USD ($)	Dec. 31, 2011 SARS [Member] Range Two [Member] ZAR	Dec. 31, 2012 SARS [Member] Range Three [Member] USD ($)	Dec. 31, 2012 SARS [Member] Range Three [Member] ZAR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, price range, lower limit															$ 9.92	85.00	$ 10.46	85.00	$ 12.84	110.00	$ 13.53	110.00	$ 15.76	135.00
Outstanding options, price range, upper limit															$ 12.83	109.99	$ 13.52	109.99	$ 15.75	134.99	$ 16.60	134.99	$ 18.67	159.99
Outstanding options, number of options									921,506	921,506	1,211,778	1,211,778		3,968,584	544,466	544,466	712,244	712,244	371,110	371,110	499,554	499,554	5,930	5,930
Outstanding options, weighted average exercise price			$ 12.46	106.82	$ 13.26	107.79	$ 15.70	105.97	$ 12.47	106.83	$ 13.26	107.79			$ 11.45	98.12	$ 12.22	99.36	$ 13.90	119.13	$ 14.74	119.82	$ 15.90	136.29
Outstanding options, contractual life									3 years 3 months 18 days	3 years 3 months 18 days	3 years 11 months 27 days	3 years 11 months 27 days			2 years 8 months 16 days	2 years 8 months 16 days	3 years 7 months 13 days	3 years 7 months 13 days	4 years 1 month 17 days	4 years 1 month 17 days	4 years 6 months 4 days	4 years 6 months 4 days	5 years 4 days	5 years 4 days